Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 1,346,611	$ 699,520	$ 28,088	$ 8,361	$ 713	$ 2,083,293
ALGERIA
Total	155,086					155,086
ALGERIA | Government of Algeria, MINISTRY OF FINANCE [Member]
Total	155,086					155,086
BOLIVIA
Total			5,106			5,106
BOLIVIA | Government of Bolivia, YACIMIENTOS PETROLIFEROS FISCALES BOLIVIANOS [Member]
Total			5,106			5,106
COLOMBIA
Total			1,724			1,724
COLOMBIA | Government of Colombia, AGENCIA NACIONAL DE HIDROCARBUROS [Member]
Total			1,724			1,724
OMAN
Total	358,893		5,017	7,000	713	371,623
OMAN | Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]
Total			5,017	7,000		12,017
OMAN | Government of Oman, MINISTRY OF EDUCATION [Member]
Total					583	583
OMAN | Government of Oman, AL DHAHIRAH MUNICIPALITY [Member]
Total					$ 130	130
OMAN | Government of Oman, TAX AUTHORITY [Member]
Total	358,893					358,893
PERU
Total			150			150
PERU | Government of Peru, COMITE DE ADMINISTRACION DE LOS RECURSOS PARA CAPACITACION [Member]
Total			150			150
QATAR
Total	73,295					73,295
QATAR | Government of Qatar, GENERAL TAX AUTHORITY [Member]
Total	73,295					73,295
UNITED ARAB EMIRATES
Total	987		1,878			2,865
UNITED ARAB EMIRATES | Government of Abu Dhabi, ABU DHABI NATIONAL OIL COMPANY [Member]
Total			1,878			1,878
UNITED ARAB EMIRATES | Government of Abu Dhabi, DEPARTMENT OF FINANCE – ABU DHABI [Member]
Total	868					868
UNITED ARAB EMIRATES | Government of UAE, FEDERAL TAX AUTHORITY [Member]
Total	119					119
UNITED KINGDOM
Total	50					50
UNITED KINGDOM | Government of the UK, HM REVENUE & CUSTOMS [Member]
Total	50					50
UNITED STATES
Total	758,300	699,520	14,213	1,361		1,473,394
UNITED STATES | Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]
Total		$ 699,520	9,790	$ 1,361		710,671
UNITED STATES | Federal Government, DEPARTMENT OF TREASURY [Member]
Total	$ 758,300					758,300
UNITED STATES | Federal Government, BUREAU OF LAND MANAGEMENT [Member]
Total			3,954			3,954
UNITED STATES | Federal Government, BUREAU OF OCEAN ENERGY MANAGEMENT [Member]
Total			183			183
UNITED STATES | Federal Government, BUREAU OF SAFETY AND ENVIRONMENTAL ENFORCEMENT [Member]
Total			$ 286			$ 286